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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -----
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place and Date of Signing:


   /s/ Robert W. Liptak        South San Francisco, CA             8/9/04
-------------------------     -------------------------     --------------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                    Name

     28-
        ----------------                     -----------------------------------

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                           Form 13F Information Table

                                                                                                                VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
                              TITLE                  VALUE   SHARES/                      INVSTMT    OTHER
NAME OF ISSUER              OF CLASS      CUSIP    x($1000)  PRN AMT  SH/ PRN  PUT/CALL  DISCRETN  MANAGERS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK       COMMON STOCK  00339B107      4904   418470     SH                SOLE               418470       0     0
ALKERMES INC CONV         CONVRT BONDS  01642TAD0      5775  5000000    PRN                SOLE              5000000       0     0
ALEXION
   PHARMACEUTICALS INC    COMMON STOCK  015351109      2926   157300     SH                SOLE               157300       0     0
AMGEN INC USD COM         COMMON STOCK  031162100     10668   195490     SH                SOLE               195490       0     0
ANGIOTECH
   PHARMACEUTICALS INC    COMMON STOCK  034918102      6575   326300     SH                SOLE               326300       0     0
ARIAD PHARMACEUTICALS
   INC                    COMMON STOCK  04033A100      2690   359136     SH                SOLE               359136       0     0
ARRAY BIOPHARMA           COMMON STOCK  04269X105      3115   391800     SH                SOLE               391800       0     0
ATRIX LABS INC            COMMON STOCK  04962L101      4100   119600     SH                SOLE               119600       0     0
AVANIR PHARMACEUTICALS    COMMON STOCK  05348P104      2688  1600000     SH                SOLE              1600000       0     0
AVANT IMMUNOTHERAPEUTICS  COMMON STOCK  053491106      2054   772200     SH                SOLE               772200       0     0
BARRIER THERAPEUTICS INC  COMMON STOCK  06850R108      4012   286391     SH                SOLE               286391       0     0
BARRIER THERAPEUTICS INC  COMMON STOCK  06850R991      4490   320512     SH                SOLE               320512       0     0
CHIRON CORP               COMMON STOCK  170040109      4758   106595     SH                SOLE               106595       0     0
CONNECTICS                COMMON STOCK  208192104      6233   308587     SH                SOLE               308587       0     0
CORIXA CORP COM           COMMON STOCK  21887F100      2162   463016     SH                SOLE               463016       0     0
CRITICAL THERAPEUTICS     COMMON STOCK  22674T105      1932   276000     SH                SOLE               276000       0     0
CYTOGEN CORP              COMMON STOCK  232824300       970    61000     SH                SOLE                61000       0     0
DISCOVERY LABS INC        COMMON STOCK  254668106      3670   382725     SH                SOLE               382725       0     0
DURECT CORP               COMMON STOCK  266605104      1215   351300     SH                SOLE               351300       0     0
DYAX CORP                 COMMON STOCK  26746E103      4014   341700     SH                SOLE               341700       0     0
EXACT SCIENCES            COMMON STOCK  30063P105      4769   774139     SH                SOLE               774139       0     0
EXELISIS INC COM          COMMON STOCK  30161Q104      1689   167400     SH                SOLE               167400       0     0
EYETECH PHARMACEUTICALS   COMMON STOCK  302297981     22091   514706     SH                SOLE               514706       0     0
GENENTECH INC             COMMON STOCK  368710406      6665   118600     SH                SOLE               118600       0     0
GENITOPE CORP             COMMON STOCK  37229P507      2221   225000     SH                SOLE               225000       0     0
GENZYME CORP              COMMON STOCK  372917104      3403    71900     SH                SOLE                71900       0     0
INHIBITEX                 COMMON STOCK  45719T103      3966   550000     SH                SOLE               550000       0     0
INTRABIOTICS
   PHARMACEUTICALS        COMMON STOCK  46116T993       599   154100     SH                SOLE               154100       0     0
KINETIC CONCEPTS          COMMON STOCK  49460W208      3743    75000     SH                SOLE                75000       0     0
KYPHON INC                COMMON STOCK  501577100      3382   120000     SH                SOLE               120000       0     0
LA JOLLA PHARMACEUTICALS
   CO                     COMMON STOCK  503459109      1396   574653     SH                SOLE               574653       0     0
LEXICON GENETIC           COMMON STOCK  528872104      3239   413100     SH                SOLE               413100       0     0
LIGAND PHARMACEUTICALS
   INC                    COMMON STOCK  53220K207      5110   294000     SH                SOLE               294000       0     0
MACROCHEM CORP            COMMON STOCK  555903103       351   242300     SH                SOLE               242300       0     0
MACROCHEM CORP            COMMON STOCK  555903905      2075  1431000     SH                SOLE              1431000       0     0
MAXYGEN INC               COMMON STOCK  577776107      5144   486700     SH                SOLE               486700       0     0
MEDAREX INC               COMMON STOCK  583916101      1548   212300     SH                SOLE               212300       0     0
MEDIMMUNE INC COM         COMMON STOCK  584699102      8515   364050     SH                SOLE               364050       0     0
MGI PHARMACEUTICALS       COMMON STOCK  552880106      2161    80000     SH                SOLE                80000       0     0
NEKTAR THERAPEUTICS       COMMON STOCK  640268108      5253   263200     SH                SOLE               263200       0     0
NEOSE TECHNOLOGIES INC    COMMON STOCK  640522108      3191   383070     SH                SOLE               383070       0     0
NUVELO INC                COMMON STOCK  67072M301      3611   375400     SH                SOLE               375400       0     0
ORCHID BIOSCIENCES INC    COMMON STOCK  68571P985      3727   484000     SH                SOLE               484000       0     0
ORCHID BIOSCIENCES INC    COMMON STOCK  68571P506       367    47700     SH                SOLE                47700       0     0
OSCIENT PHARMACEUTICALS   COMMON STOCK  68812R105      2427   475000     SH                SOLE               475000       0     0
OSI PHARMACEUTICALS INC   COMMON STOCK  671040103      2832    40200     SH                SOLE                40200       0     0
POINT THERAPEUTICS INC    COMMON STOCK  730694106      1025   195000     SH                SOLE               195000       0     0
PRAECIS PHARMACEUTICALS
   INC                    COMMON STOCK  739421105      1895   498800     SH                SOLE               498800       0     0
QLT INC                   COMMON STOCK  746927102      1643    82000     SH                SOLE                82000       0     0
RIGEL PHARMACEUTICALS
   INC                    COMMON STOCK  766559603       198    13951     SH                SOLE                13951       0     0
RIGEL PHARMACEUTICALS
   INC                    COMMON STOCK  766559991      2112   148611     SH                SOLE               148611       0     0
SEATTLE GENETIC           COMMON STOCK  812578102      1582   225000     SH                SOLE               225000       0     0
SEPRACOR INC              COMMON STOCK  817315104      6094   115200     SH                SOLE               115200       0     0
SONUS PHARMACEUTICALS     COMMON STOCK  835692997      2707   569999     SH                SOLE               569999       0     0
SONUS PHARMACEUTICALS     COMMON STOCK  835692104       278    58600     SH                SOLE                58600       0     0
SUPERGEN UNC COM          COMMON STOCK  868059106      4270   662066     SH                SOLE               662066       0     0
TERCICA INC               COMMON STOCK  88078L105      2753   335344     SH                SOLE               335344       0     0
TERCICA INC               COMMON STOCK  88078L998      2463   299999     SH                SOLE               299999       0     0
TRANSKARYOTIC THERAPIES
   INC                    COMMON STOCK  893735100      1073    71715     SH                SOLE                71715       0     0
TULARIK INC               COMMON STOCK  899165104      1171    47200     SH                SOLE                47200       0     0
XOMA LTD                  COMMON STOCK  G9825R107      2799   624700     SH                SOLE               624700       0     0

S REPORT SUMMARY          61 Data Records            214493        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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